UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if this is an Amendment[ ];   Amendment Number:____________
This Amendment (Check only one.):                [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:       Ifrah Financial Services, Inc.
Address:    17300 Chenal Parkway, Suite 150
            Little Rock, AR 72223

13F File Number: 28-12063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Patrick Ifrah
Title:          President & CEO
Telephone:      501-821-7733

Signature, Place, and Date of Signing:

/s/Patrick Ifrah          Little Rock, AR        02/10/2009

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT
[ ]        13F NOTICE
[ ]        13F COMBINATION REPORT

List of other managers reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    79
Form 13F Information Table Value Total:    76,610,000

List of Other Included Managers:
None

                                                     FORM 13F INFORMATION TABLE

                        TITLE OF               VALUE                     PUT/  INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER          CLASS   CUSIP         x$1000    SHARES       SH  CALL  DSCRETN  MGRS    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------
Accenture Ltd.		COM	G1150G111	386	11,783.19772 SH		SOLE	N/A	SOLE
Aeropostale		COM	7865108		330	20,537.49804 SH		SOLE	N/A	SOLE
Agrium			COM	8916108		353	10,361.22922 SH		SOLE	N/A	SOLE
Allegheny Energy	COM	17361106	405	11,975.60196 SH		SOLE	N/A	SOLE
Alpha Natural Resource	COM	02076X102	249	15,429.19483 SH		SOLE	N/A	SOLE
Anglo American PLC ADR	ORD	35128206	321	27,666.15220 SH		SOLE	N/A	SOLE
Archer Daniels Midland	COM	39483102	576	20,013.40279 SH		SOLE	N/A	SOLE
BBVA Banco Frances SA 	ORD	07329M100	236	78,899.15750 SH		SOLE	N/A	SOLE
Best Buy Co.		COM	86516101	359	12,805.75233 SH		SOLE	N/A	SOLE
Brookfield Asset Manag	COM	112585104	360	23,586.71737 SH		SOLE	N/A	SOLE
Bunge			COM	G16962105	603	11,661.93854 SH		SOLE	N/A	SOLE
Capstead Mortgage	COM	14067E506	357	33,197.00605 SH		SOLE	N/A	SOLE
CenterPoint Energy	COM	15189T107	531	42,120.61304 SH		SOLE	N/A	SOLE
Coca-Cola Co.		COM	191216100	509	11,254.00000 SH		SOLE	N/A	SOLE
Comfort Systems USA	COM	199908104	395	37,121.83189 SH		SOLE	N/A	SOLE
Computer Sciences	COM	205363104	612	17,431.70495 SH		SOLE	N/A	SOLE
Consumer Services Sele	COM	81369Y209	364	13,717.13088 SH		SOLE	N/A	SOLE
Corn Products Internat	COM	219023108	333	11,555.03947 SH		SOLE	N/A	SOLE
Crown Holdings		COM	228255105	348	18,162.97186 SH		SOLE	N/A	SOLE
Darling International	COM	237266101	406	74,109.67805 SH		SOLE	N/A	SOLE
Diana Shipping		COM	Y2066G104	225	17,658.65011 SH		SOLE	N/A	SOLE
Endo Pharmaceutical Hl	COM	29264F205	418	16,182.50432 SH		SOLE	N/A	SOLE
Forest Laboratories	COM	345838106	373	14,659.60475 SH		SOLE	N/A	SOLE
Gentiva Health Service	COM	37247A102	412	14,106.77718 SH		SOLE	N/A	SOLE
GrafTech International	COM	384313102	352	42,338.12202 SH		SOLE	N/A	SOLE
H&E Equipment Services	COM	404030108	379	49,271.59535 SH		SOLE	N/A	SOLE
Healthspring		COM	42224N101	404	20,274.48175 SH		SOLE	N/A	SOLE
Hibbett Sports, Inc.	COM	428567101	201	12,812.63312 SH		SOLE	N/A	SOLE
Himax Technologies, In	COM	43289P106	411	255,421.9381 SH		SOLE	N/A	SOLE
Ishares Barclays 1-3 Y	COM	464288646	1,320	13,095.60379 SH		SOLE	N/A	SOLE
Ishares Barclays 1-3 Y	COM	464287457	2,906	34,328.01039 SH		SOLE	N/A	SOLE
Ishares Barclays 10-20	COM	464288653	1,388	11,418.36583 SH		SOLE	N/A	SOLE
Ishares Barclays 3-7 Y	COM	464288661	2,072	17,930.18467 SH		SOLE	N/A	SOLE
Ishares Barclays 7-10 	COM	464287440	2,089	21,204.13024 SH		SOLE	N/A	SOLE
Ishares Barclays Aggre	COM	464287226	3,646	34,994.82100 SH		SOLE	N/A	SOLE
Ishares Barclays Gover	COM	464288596	1,368	12,992.58451 SH		SOLE	N/A	SOLE
Ishares Barclays MBS B	COM	464288588	4,105	39,131.73662 SH		SOLE	N/A	SOLE
Ishares Barclays Short	COM	464288679	2,053	18,603.89026 SH		SOLE	N/A	SOLE
Ishares Barclays TIPS 	COM	464287176	2,053	20,692.06568 SH		SOLE	N/A	SOLE
iShares iBoxx $ High Y	COM	464288513	1,554	20,448.16063 SH		SOLE	N/A	SOLE
iShares iBoxx$ Corp Bd	COM	464287242	2,892	28,453.34373 SH		SOLE	N/A	SOLE
Ishares Inc Msci Pac J	COM	464286665	307	11,674.47208 SH		SOLE	N/A	SOLE
iShares MSCI EAFE Smal	COM	464288273	267	10,387.00000 SH		SOLE	N/A	SOLE
iShares MSCI France In	COM	464286707	297	14,223.13311 SH		SOLE	N/A	SOLE
iShares MSCI Germany I	COM	464286806	299	15,565.72078 SH		SOLE	N/A	SOLE
iShares MSCI Japan Ind	COM	464286848	450	47,018.85169 SH		SOLE	N/A	SOLE
iShares MSCI Switzerla	COM	464286749	295	15,931.02766 SH		SOLE	N/A	SOLE
Ishares Tr Ftse Xnhua 	COM	464287184	299	10,293.69390 SH		SOLE	N/A	SOLE
King Pharmaceuticals	COM	495582108	369	34,778.83597 SH		SOLE	N/A	SOLE
Knight Capital Group I	COM	499063105	376	23,284.61398 SH		SOLE	N/A	SOLE
Kroger			COM	501044101	354	13,418.18738 SH		SOLE	N/A	SOLE
Maxygen			COM	577776107	361	40,541.59021 SH		SOLE	N/A	SOLE
Mirant			COM	60467R100	544	28,844.28172 SH		SOLE	N/A	SOLE
NCR			COM	6.29E+112	362	25,651.14119 SH		SOLE	N/A	SOLE
Northstar Realty Finan	COM	66704R100	498	127,384.0749 SH		SOLE	N/A	SOLE
Oil States Internation	COM	678026105	332	17,775.59407 SH		SOLE	N/A	SOLE
Omnicom Group		COM	681919106	340	12,649.52352 SH		SOLE	N/A	SOLE
Oneok			COM	682680103	356	12,258.39792 SH		SOLE	N/A	SOLE
Petro-Canada		COM	7.16E+106	316	14,464.29728 SH		SOLE	N/A	SOLE
PowerShares HY Div Ach	COM	73935X302	338	43,510.88569 SH		SOLE	N/A	SOLE
Powershares Water Reso	COM	73935X575	213	14,807.88558 SH		SOLE	N/A	SOLE
Schnitzer Steel Indust	COM	806882106	578	15,372.30605 SH		SOLE	N/A	SOLE
Spartan Motors, Inc.	COM	846819100	454	96,130.54091 SH		SOLE	N/A	SOLE
Steiner Leisure		COM	P8744y102	343	11,627.54845 SH		SOLE	N/A	SOLE
Technology SPDR		COM	81369Y803	245	15,959.70608 SH		SOLE	N/A	SOLE
Tele Norte Leste Parti	ORD	879246106	499	35,882.66615 SH		SOLE	N/A	SOLE
Time Warner		COM	00184A105	339	33,751.51990 SH		SOLE	N/A	SOLE
Vanguard Emerging Mark	COM	922042858	1,150	48,816.85175 SH		SOLE	N/A	SOLE
Vanguard Intl Equity I	COM	922042775	6,768	209,430.0632 SH		SOLE	N/A	SOLE
Vanguard Large Cap ETF	COM	922908637	2,684	65,869.58050 SH		SOLE	N/A	SOLE
Vanguard Mega Cap 300 	COM	921910840	1,750	55,776.97851 SH		SOLE	N/A	SOLE
Vanguard Mega Cap 300 	COM	921910816	1,676	53,202.74091 SH		SOLE	N/A	SOLE
Vanguard Mid-Cap Growt	COM	922908538	2,024	59,718.33534 SH		SOLE	N/A	SOLE
Vanguard Mid-Cap Value	COM	922908512	2,038	62,281.33119 SH		SOLE	N/A	SOLE
Vanguard REIT Index ET	COM	922908553	1,369	37,574.85144 SH		SOLE	N/A	SOLE
Vanguard Small Cap Gro	COM	922908595	3,658	86,898.45106 SH		SOLE	N/A	SOLE
Vanguard Small Cap Val	COM	922908611	4,781	112,663.9093 SH		SOLE	N/A	SOLE
Vimpel-Communications 	ORD	68370R109	299	41,804.53354 SH		SOLE	N/A	SOLE
Western Digital		COM	958102105	328	28,713.35966 SH		SOLE	N/A	SOLE